Note 8 - Options (Details) - Components of Stock-Based Compensation Expense (USD $)	3 Months Ended
	Feb. 28, 2014	Feb. 28, 2013
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	$ 6,537	$ 202,874
Research and Development Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation		129,100
Selling, General and Administrative Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	$ 6,537	$ 73,774